Reinsurance (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Premiums
Direct		$ 1,015	$ 890	$ 832
Assumed from other companies		0	0	0
Ceded to other companies		(291)	(255)	(301)
Premiums	603	724	635	531
Life, accident and health insurance in force
Direct		228,095	216,002	209,732
Assumed from other companies		6	5	5
Ceded to other companies		(58,310)	(59,895)	(60,499)
Life, accident and health insurance		$ 169,791	$ 156,112	$ 149,238